REVENUE AND SEGMENT INFORMATION - Information about operating segments results (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥) segment	Dec. 31, 2021 USD ($) segment	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2021 USD ($)
Segment information
Number of reportable operating segments | segment	5	5
Total revenue	¥ 269,748,232	$ 42,329,384	¥ 185,990,577	¥ 190,215,398
Total revenue from contracts with customers (net of value-added tax)	269,449,427		185,660,588	189,897,483
Segment profit /(loss) before income tax	10,178,780	1,597,273	2,189,271	1,865,604
Income tax expense	(2,389,761)	(375,006)	(590,023)	(631,512)
Profit for the year	7,789,019	1,222,267	1,599,248	1,234,092
Finance income	275,996	43,310	227,201	261,194
Finance costs	(3,942,761)	(618,705)	(4,420,528)	(4,921,541)
Share of profits for the year	164,100	25,751	180,502	270,115
Share of the joint ventures associates profits and losses for the year	272,584	42,774	145,737	48,767
Depreciation of right-of-use assets	(744,511)		(767,553)	(1,075,825)
Depreciation and amortization (excluding the amortization of right-of-use)	(7,969,871)		(7,920,108)	(7,720,407)
(Losses)/gains on disposal of property, plant and equipment and intangible assets	(650,711)		319,796	259,684
Realized gain/(loss) on futures, forward and option contracts, net	(545,525)		523,378	60,671
Unrealized (losses)/gains on futures, forward and option contracts, net	(59,209)		(10,394)	(9,851)
Other income	148,399		139,551	84,611
Impairment losses on property, plant and equipment	(2,328,131)	(365,335)	(416,842)	(259,354)
Gain (loss) on disposal of subsidiaries	(27,404)		11,305	261,187
Gain on barging purchase of associates				295,288
Gain on disposal of associates				159,514
Dividends of equity investments at fair value through other comprehensive income	10,912	$ 1,712	82,794	97,775
Derecognition of financial assets	(91,348)
Impairment losses	(196,426)		(416)
Changes for impairment of inventories	(136,298)		(30,239)	251,131
Reversal of/(provision for) impairment of receivables, net of bad debts recovered	(1,384,888)		(979,161)	(171,016)
Gain on disposal and dividends of equity investments designated at fair value through other comprehensive income			82,794
Dividends from other financial assets measured at fair value				97,775
Investments in joint ventures	3,350,959		3,374,553	3,385,582	$ 525,839
Investments in associates	9,636,634		9,173,410	9,512,401	$ 1,512,198
Capital expenditure in:
Intangible assets	93,654		7,382	1,155,386
Additions	6,601,078		76,779	1,247,858
Property, plant and equipment	2,304,861		4,621,319	10,625,017
Revenue from external customer
Segment information
Total revenue	269,748,232		185,990,577	190,215,398
Self-produced alumina
Segment information
Sales of self- produced products	18,552,000		12,465,000	13,330,000
Self-produced primary aluminum
Segment information
Sales of self- produced products	7,087,000		8,784,000	10,689,000
Self-produced other products
Segment information
Sales of self- produced products	2,416,000		243,000	362,000
Operating segment
Segment information
Inter-segment revenue	88,288,634
Total revenue from contracts with customers (net of value-added tax)				189,897,483
Inter-segment elimination
Segment information
Total revenue	(88,288,634)		(71,303,112)	(69,580,020)
Inter-segment revenue			71,303,112	69,580,020
Total revenue from contracts with customers (net of value-added tax)	(88,229,193)		(71,303,112)	(69,580,020)
Segment profit /(loss) before income tax	(418,481)		(68,699)	213,085
Alumina | Operating segment
Segment information
Total revenue	56,545,788		42,378,421	43,931,832
Inter-segment revenue	(37,981,574)		(29,436,854)	(29,605,251)
Total revenue from contracts with customers (net of value-added tax)	56,315,755		42,292,130	43,722,845
Segment profit /(loss) before income tax	4,049,058		1,435,129	591,491
Finance income	116,660		43,192	61,645
Finance costs	(1,034,889)		(826,521)	(651,238)
Share of profits for the year	80,612		75,405	86,245
Share of the joint ventures associates profits and losses for the year	(5,976)		4,930	(6,319)
Depreciation of right-of-use assets	(334,825)		(364,655)	(495,693)
Depreciation and amortization (excluding the amortization of right-of-use)	(2,959,908)		(2,944,255)	(2,836,142)
(Losses)/gains on disposal of property, plant and equipment and intangible assets	(583,142)		(25,489)	(576,669)
Other income	11,909		21,549	21,252
Impairment losses on property, plant and equipment	(1,854,694)		(23,136)	(8,742)
Gain (loss) on disposal of subsidiaries				118
Changes for impairment of inventories	(18,737)		(121,286)	69,740
Reversal of/(provision for) impairment of receivables, net of bad debts recovered	(122,370)		(59,105)	6,837
Investments in joint ventures	1,076,120		1,076,085	1,076,085
Investments in associates	81,784		88,356	83,424
Capital expenditure in:
Intangible assets	72,735		2,157	209,366
Additions	3,400,546		12,001	1,080,285
Property, plant and equipment	1,170,356		2,317,271	6,490,041
Alumina | Operating segment | Revenue from external customer
Segment information
Total revenue	18,564,214		12,941,567	14,326,581
Primary aluminum | Operating segment
Segment information
Total revenue	72,644,206		51,889,084	49,089,019
Inter-segment revenue	(8,657,079)		(11,458,500)	(11,694,382)
Total revenue from contracts with customers (net of value-added tax)	72,586,897		51,729,483	49,043,864
Segment profit /(loss) before income tax	7,402,039		2,023,168	687,246
Finance income	62,292		58,437	53,252
Finance costs	(1,114,821)		(1,364,606)	(1,328,730)
Share of the joint ventures associates profits and losses for the year	(1,969)		(35,328)	11,621
Depreciation of right-of-use assets	(199,086)		(234,387)	(338,975)
Depreciation and amortization (excluding the amortization of right-of-use)	(3,016,367)		(2,937,761)	(3,235,356)
(Losses)/gains on disposal of property, plant and equipment and intangible assets	(58,699)		442,089	833,288
Other income	32,541		11,087	716
Impairment losses on property, plant and equipment	(470,004)		(388,755)	(247,112)
Derecognition of financial assets	(8,055)
Changes for impairment of inventories	(114,171)		103,524	166,331
Reversal of/(provision for) impairment of receivables, net of bad debts recovered	(37,400)		(14,417)	1,088
Investments in associates	526,831		539,058	574,385
Capital expenditure in:
Intangible assets	20,779		3,546	949,013
Additions	2,721,001			131,797
Property, plant and equipment	621,694		1,069,086	2,381,644
Primary aluminum | Operating segment | Revenue from external customer
Segment information
Total revenue	63,987,127		40,430,584	37,394,637
Energy | Operating segment
Segment information
Total revenue	7,915,219		7,184,216	7,345,971
Inter-segment revenue	(240,575)		(243,788)	(236,136)
Total revenue from contracts with customers (net of value-added tax)	7,915,219		7,184,216	7,335,347
Segment profit /(loss) before income tax	(234,808)		(77,235)	403,479
Finance income	38,313		36,333	35,093
Finance costs	(578,079)		(995,572)	(1,064,769)
Share of profits for the year	16,095		35,308	(22,272)
Share of the joint ventures associates profits and losses for the year	(633,467)		(17,905)	(32,660)
Depreciation of right-of-use assets	(32,088)		(96,967)	(146,139)
Depreciation and amortization (excluding the amortization of right-of-use)	(1,889,351)		(1,867,632)	(1,488,077)
(Losses)/gains on disposal of property, plant and equipment and intangible assets	(9,772)		(99,363)	(3,982)
Realized gain/(loss) on futures, forward and option contracts, net				60,671
Other income	56,022		55,561	11,382
Impairment losses on property, plant and equipment	(3,433)
Gain (loss) on disposal of subsidiaries	(27,404)			3,014
Gain on disposal of associates				159,514
Derecognition of financial assets	(83,293)
Changes for impairment of inventories	12,250		(15,642)	34,136
Reversal of/(provision for) impairment of receivables, net of bad debts recovered	(176,715)		(108,059)	(53,227)
Dividends from other financial assets measured at fair value				1,000
Investments in joint ventures	353,177		334,763	79,199
Investments in associates	759,194		1,565,235	362,757
Capital expenditure in:
Intangible assets				(5,062)
Additions	377		59,010	8,411
Property, plant and equipment	391,894		881,810	1,454,659
Energy | Operating segment | Revenue from external customer
Segment information
Total revenue	7,674,644		6,940,428	7,109,835
Trading | Operating segment
Segment information
Total revenue	220,447,914		155,392,357	158,935,656
Inter-segment revenue	(41,287,709)		(30,058,138)	(27,877,188)
Sales of self- produced products	28,054,635		21,492,083	24,380,771
Sales of products sourced from external suppliers	151,105,570		103,842,136	106,677,697
Total revenue from contracts with customers (net of value-added tax)	220,377,400		155,308,813	158,882,823
Segment profit /(loss) before income tax	1,230,756		582,083	958,007
Finance income	50,318		72,632	105,664
Finance costs	(117,365)		(170,937)	(224,292)
Share of profits for the year	13,240		5,011	3,767
Share of the joint ventures associates profits and losses for the year	45,538		38,683	36,579
Depreciation of right-of-use assets	(128,043)		(21,075)	(45,541)
Depreciation and amortization (excluding the amortization of right-of-use)	(33,617)		(99,179)	(79,365)
(Losses)/gains on disposal of property, plant and equipment and intangible assets	3,222		1,911	7,271
Realized gain/(loss) on futures, forward and option contracts, net	(132,354)		675,442
Unrealized (losses)/gains on futures, forward and option contracts, net	(30,552)		(27,705)	(9,851)
Other income	47,836		33,207	47,666
Impairment losses on property, plant and equipment			(4,951)	(3,500)
Gain (loss) on disposal of subsidiaries				2,738
Dividends of equity investments at fair value through other comprehensive income	3,333
Changes for impairment of inventories	(13,039)		2,184	(19,076)
Reversal of/(provision for) impairment of receivables, net of bad debts recovered	(328,754)		(414,342)	(122,420)
Investments in joint ventures	55,712		43,258	298,991
Investments in associates	371,499		396,454	2,021,964
Capital expenditure in:
Intangible assets	140		1,413	1,869
Additions	212,812		2,875	27,365
Property, plant and equipment	26,231		328,033	132,841
Trading | Operating segment | Revenue from external customer
Segment information
Total revenue	179,160,205		125,334,219	131,058,468
Corporate and other operating segments | Operating segment
Segment information
Total revenue	483,739		449,611	492,940
Inter-segment revenue	(121,697)		(105,832)	(167,063)
Total revenue from contracts with customers (net of value-added tax)	483,349		449,058	492,624
Segment profit /(loss) before income tax	(1,849,784)		(1,705,175)	(987,704)
Finance income	8,413		16,607	5,540
Finance costs	(1,097,607)		(1,062,892)	(1,652,512)
Share of profits for the year	54,153		64,778	202,375
Share of the joint ventures associates profits and losses for the year	868,458		155,357	39,546
Depreciation of right-of-use assets	(50,469)		(50,469)	(49,477)
Depreciation and amortization (excluding the amortization of right-of-use)	(70,628)		(71,281)	(81,467)
(Losses)/gains on disposal of property, plant and equipment and intangible assets	(2,320)		648	(224)
Realized gain/(loss) on futures, forward and option contracts, net	(413,171)		(152,064)
Unrealized (losses)/gains on futures, forward and option contracts, net	(28,657)		17,311
Other income	91		18,147	3,595
Gain (loss) on disposal of subsidiaries			11,305	255,317
Gain on barging purchase of associates				295,288
Dividends of equity investments at fair value through other comprehensive income	7,579
Changes for impairment of inventories	(2,601)		981
Reversal of/(provision for) impairment of receivables, net of bad debts recovered	(719,649)		(383,238)	(3,294)
Gain on disposal and dividends of equity investments designated at fair value through other comprehensive income			82,794
Dividends from other financial assets measured at fair value				96,775
Investments in joint ventures	1,865,950		1,920,447	1,931,307
Investments in associates	7,897,326		6,584,307	6,469,871
Capital expenditure in:
Intangible assets			266	200
Additions	266,342		2,893
Property, plant and equipment	94,686		25,119	165,832
Corporate and other operating segments | Operating segment | Revenue from external customer
Segment information
Total revenue	¥ 362,042		¥ 343,779	¥ 325,877